Property and Equipment (Details) - Schedule of property and equipment - CAD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Property and Equipment (Details) - Schedule of property and equipment [Line Items]
Balance at Beginning	$ 1,331,848	$ 114,739
Additions		1,217,109
Balance at Ending	1,331,848	1,331,848	114,739
Balance at Beginning	382,850	55,629	25,987
Amortization for the year	323,060	327,221	29,642
Balance at Ending	705,910	382,850	55,629
Carrying amounts	625,938	948,998	59,110
Computers [Member]
Property and Equipment (Details) - Schedule of property and equipment [Line Items]
Balance at Beginning	114,739	114,739	76,256
Additions			38,483
Balance at Ending	114,739	114,739	114,739
Balance at Beginning	86,324	55,629	25,987
Amortization for the year	24,062	30,695	29,642
Balance at Ending	110,386	86,324	55,629
Carrying amounts	4,353	28,415	59,110
Right of Use Asset [Member]
Property and Equipment (Details) - Schedule of property and equipment [Line Items]
Balance at Beginning	1,217,109
Additions		1,217,109
Balance at Ending	1,217,109	1,217,109
Balance at Beginning	296,526
Amortization for the year	298,998	296,526
Balance at Ending	595,524	296,526
Carrying amounts	$ 621,585	$ 920,583